Assets Pledged and Received as Collateral - Carrying Amounts of Assets Pledged as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	¥ 24,831,530	¥ 27,832,918
Cash and deposits with banks [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	48,937	32,010
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	2,111,979	2,423,002
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	1,208,409	1,518,748
Held-to-maturity investments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral		365,450
Debt instruments at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	280,246
Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral		10,648,468
Debt instruments at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	9,140,006
Equity instruments at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	184,417
Loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	10,118,591	11,019,253
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	¥ 1,738,945	¥ 1,825,987